FAIR VALUE MEASUREMENTS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets:
Marketable securities held in Trust Account	$ 303,560,538	$ 506,140,080
Level 1 | Recurring
Assets:
Marketable securities held in Trust Account		$ 506,140,080